UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 11, 2011


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $2,217,207 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   51694   982400 SH		SOLE			0   953000   29400
AUTOMATIC DATA PROCESSIN	COMMON		053015103  185140  3514433 SH		SOLE			0  3391733  122700
AVON PRODS INC			COMMON		054303102   80208  2864583 SH		SOLE			0  2766433   98150
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   40021   517134 SH		SOLE			0   499084   18050
COCA COLA CO			COMMON		191216100  144373  2145533 SH		SOLE			0  2071133   74400
DISNEY WALT CO			COM DISNEY	254687106  151484  3880214 SH		SOLE			0  3751940  128274
GENERAL ELEC CO			COMMON		369604103   44869  2379053 SH		SOLE			0  2296253   82800
GOLDMAN SACHS GROUP INC		COMMON		38141G104  121065   909650 SH		SOLE			0   878100   31550
INTERNATIONAL BUSINESS M	COMMON		459200101  221943  1293749 SH		SOLE			0  1249199   44550
JOHNSON & JOHNSON		COMMON		478160104  152730  2296000 SH		SOLE			0  2215600   80400
LOWES COS INC			COMMON		548661107  129758  5566633 SH		SOLE			0  5379333  187300
MICROSOFT CORP			COMMON		594918104  115066  4425600 SH		SOLE			0  4272500  153100
PEPSICO INC			COMMON		713448108  104435  1482817 SH		SOLE			0  1431167   51650
PROCTER & GAMBLE CO		COMMON		742718109  174856  2750600 SH		SOLE			0  2655100   95500
SCHLUMBERGER LTD		COMMON		806857108  138218  1599750 SH		SOLE			0  1545300   54450
3M CO				COMMON		88579Y101  139540  1471167 SH		SOLE			0  1420867   50300
WAL MART STORES INC		COMMON		931142103  116281  2188200 SH		SOLE			0  2111900   76300
WELLS FARGO & CO NEW		COMMON		949746101  105526  3760733 SH		SOLE			0  3642833  117900

